Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	€ 126,662	€ 132,729
France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,894
Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	106,768
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	32,861
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	12,215
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	20,646
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	26,576
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	6,127
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	20,449
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	39,494
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	1,552
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	37,942
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,712
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,712
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	8,019
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	€ 8,019